INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [Line Items]
Current tax	$ (338,408)	$ (256,460)	$ (588,773)
Effect of changes in tax law	0	4,178	(28,596)
Deferred tax	39,895	38,785	232,485
Effect of changes in tax law	0	16,979	0
Recovery of income tax	7,025	0	15,449
Income tax expense	$ (291,488)	$ (196,519)	(369,435)
Argentina
Major components of tax expense (income) [Line Items]
Effect of changes in tax law			$ (28,600)